Schedule of Restricted Stock Units Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Opening balance | $ / shares
Weighted Average Grant Date Fair Value, Opening balance | $ / shares	1.6
Weighted Average Grant Date Fair Value, Vested | $ / shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 1.6
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU shares, Opening balance | shares
Number of RSU shares, Opening balance | shares	1,217,210
Number of RSU shares, Vested | shares
Number of RSU shares, Forfeited | shares
Number of RSU shares, Ending balance | shares	1,217,210